Operating leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of Lease Costs
Lease costs recorded under operating leases for the six months ended June 30, 2022 and June 30, 2021 were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
	(in thousands)		(in thousands)
Operating lease costs	$13,548	$7,549	$28,812	$15,338
Income from sub-leases	(303)	(220)	(630)	(431)
Net operating lease costs	$13,245	$7,329	$28,182	$14,907

Schedule of Operating Lease Maturity
Future minimum lease payments under non-cancelable leases as of June 30, 2022 were as follows:

Minimum rental payments
(in thousands)	June 30, 2022
Year 1	$49,554
Year 2	42,029
Year 3	28,422
Year 4	20,226
Year 5	16,870
Thereafter	53,190
Total future minimum lease payments	210,291
Lease imputed interest	(15,993)
Total	$194,298